Convertible Notes and Derivative Liabilities - Schedule of Convertible Notes, Net of Unamortized Discounts (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Debt Conversion [Line Items]
Face value of convertible notes payable, Issuance of convertible notes	$ 5,430,000
Unamortized debt discounts, Issuance of convertible notes	(333,757)
Convertible notes payable, net of unamortized discounts, Issuance of convertible notes	5,096,243
Face value of convertible notes payable, Fair value allocation of conversion feature	(2,923,000)
Unamortized debt discounts, Fair value allocation of conversion feature
Convertible notes payable, net of unamortized discounts, Fair value allocation of conversion feature	(2,923,000)
Face value of convertible notes payable, Amortization of debt discounts
Unamortized debt discounts, Amortization of debt discounts	33,057
Convertible notes payable, net of unamortized discounts, Amortization of debt discounts	33,057
Face value of convertible notes payable, Conversion	(104,655)
Unamortized debt discounts, Conversion	27,650
Convertible notes payable, net of unamortized discounts, Conversion	(77,005)
Face value of convertible notes payable	2,402,345
Unamortized debt discounts	(273,050)	$ 0
Convertible notes payable, net of unamortized discounts	$ 2,129,295